Organization and Significant Accounting Policies - Additional Information (Details) - USD ($)		1 Months Ended		3 Months Ended		12 Months Ended
	Jan. 15, 2021	Jan. 31, 2021	May 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Oct. 28, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business combination fair value of contingent consideration payable						$ 45,901,000	$ 47,649,000	$ 85,977,000
Business combination holdback consideration payable						1,400,000
Other comprehensive income foreign currency translation gain loss after tax				$ (3,130,000)	$ (12,449,000)	13,038,000	7,012,000	(12,345,000)
Goodwill impairment charge								652,000,000.0
Impairment of indefinitely lived intangible assets						0	0	580,000,000.0
Impairment of long lived assets held for use						0	0	$ 0
Contract with customers liability revenue recognised							33,200,000
Unrecognised income tax position						$ 600,000	$ 600,000
Share price				$ 11.81		$ 13.17			$ 8.86
Common stock, par value				$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares issued				318,449,966		318,425,182	203,750,000
Payments for merger related costs						$ 24,000,000.0
Non cash share based compensation				$ 9,886,000
Exercise price per share				$ 11.50		$ 0.01
Number of warrants exercised						0	0	0
Fair Value Adjustment of Warrants				$ 5,526,000	0	$ 13,363,000
Deferred taxes				$ 1,743,000	$ 1,367,000	(5,331,000)	$ 1,353,000	$ (168,334,000)
Revision Adjustment [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Fair Value Adjustment of Warrants						$ 21,200,000
Sales Trade Name [Member] | Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Indefinite lived intangible assets (excluding goodwill) fair value disclosure percentage							8.30%
Sales Trade Name [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Indefinite lived intangible assets (excluding goodwill) fair value disclosure percentage						13.30%
Marketing Trade Name [Member] | Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Indefinite lived intangible assets (excluding goodwill) fair value disclosure percentage						8.40%
Marketing Trade Name [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Indefinite lived intangible assets (excluding goodwill) fair value disclosure percentage							10.00%
General and Administrative Expense [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Transaction bonuses						$ 39,800,000
Non cash share based compensation						76,000,000.0
Other Expenses [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Adjustments to Additional Paid in Capital, Warrant Issued						7,900,000
Change in fair value of warrant liability [Member] | Revision Adjustment [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Fair Value Adjustment of Warrants						$ 13,400,000
Warrant [Member] | ADV | ADVWW
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Price Per Share (In Dollars Per Share)						$ 11.50
Private Placement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Issuance of common stock to investor, shares						7,333,333
Class of warrant or right issued during the period						7,333,333
Private Placement [Member] | Other Expenses [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Adjustments to Additional Paid in Capital, Warrant Issued						$ 7,900,000
Conyers Park Trust [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Deferred taxes						3,900,000
Redemptions from shareholders						323,100,000
Transaction expenses incurred						37,300,000
Proceeds received						$ 93,900,000
Class A Common Stock
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, par value						$ 0.0001
Common stock, shares issued						318,425,182
Number of warrants to purchase						18,583,333
Exercise price per share						$ 11.50
Shares outstanding						109,675,182
Class A Common Stock | Advantage Sponsors or Affiliates [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Issuance of common stock to investor, shares						34,410,000
Class A Common Stock | PIPE Investor [Member] | Investor Subscription Agreements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, shares issued						85,540,000
Proceeds from issuance of common stock						$ 855,400,000
Class A Common Stock | Private Placement [Member] | PIPE Investor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Price Per Share (In Dollars Per Share)						$ 10.00
Issuance of common stock to investor, shares						51,130,000
Class A Common Stock | Conyers Park Trust [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Redemption of shares						32,114,818
Redemption price						$ 10.06
Proceeds from redemption of shares						$ 323,100,000
Shares outstanding						12,885,182
Class A Common Stock | Reverse Recapitalization [Member] | Topco [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of aggregate shares issued (in Shares)						203,750,000
Common stock, par value						$ 0.0001
Class B Common Stock | Conyers Park Trust [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Redemption of shares						11,250,000
Redemption price						$ 0.0001
UNITED STATES [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Other comprehensive income foreign currency translation gain loss after tax						$ 2,100,000	$ 2,900,000	4,400,000
Performance Shares [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Antidilutive securities excluded from the computation of earnnings per share						5,000,000
Performance Shares [Member] | Class A Common Stock | Topco [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share based compensation by share based payment arangement equity instruments other than options vested						5,000,000
Sales Reporting Unit [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Carrying value in excess of the fair value in percentage terms goodwill						8.30%	3.50%
Marketing Reporting Unit [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Carrying value in excess of the fair value in percentage terms goodwill						20.00%
Take Five [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business combination total consideration payable								81,600,000
Business combination fair value of contingent consideration payable								4,600,000
Business combination holdback consideration payable								800,000
Business combination gain loss on fair value of assets acquired and liabilities assumed								$ 79,200,000
Proceeds from representation warranty and indemnity policy			$ 7,700,000
Subsequent Event [Member] | Performance Shares [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share based compensation by share based payment arangement equity instruments other than options vested		5,000,000
Share price		$ 12.00
Number of trading days		20 days
Number of consecutive trading days		30 days
Subsequent Event [Member] | Performance Shares [Member] | Topco [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share based compensation by share based payment arangement equity instruments other than options vested		5,000,000
Share price		$ 12.00
Number of trading days		20 days
Number of consecutive trading days		30 days
Subsequent Event [Member] | Performance Shares [Member] | Class A Common Stock | Topco [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of trading days		20 days
Number of consecutive trading days		30 days
Issuance of common stock to investor, shares	5,000,000